Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Key Revenues Streams

Key revenues streams are as below:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Insurance transaction services income	2,617,185	3,275,182	3,447,354
SaaS and technical service income	61,863	25,051	20,773
Others	11	1,185	5,012
Total	2,679,059	3,301,418	3,473,139